INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Process Material Stockpiles	$ 2,722	$ 2,520
Concentrate Inventory	3,439	1,861
Materials And Supplies	3,719	3,230
Inventories	$ 9,880	$ 7,611